Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 18, 2019

TO THE PROSPECTUS DATED JULY 31, 2018

Nuveen Inflation Protected Municipal Bond Fund will be liquidated after the close of business on June 21, 2019.

Effective May 17, 2019, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2019. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on June 21, 2019, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

Nuveen Inflation Protected Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 18, 2019

TO THE PROSPECTUS DATED JULY 31, 2018

Nuveen Inflation Protected Municipal Bond Fund will be liquidated after the close of business on June 21, 2019.

Effective May 17, 2019, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2019. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on June 21, 2019, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.